ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES
ACCRUED EXPENSES

8.              ACCRUED EXPENSES

	As of December 31,
	2012	2013
	$	$
Accrued advertising expense	431,383	—
Accrued shipping and handling costs	1,241,376	508,245
Accrued payroll	2,557,692	1,585,806
Others	922,605	1,535,697
	5,153,056	3,629,748